POST-EMPLOYMENT BENEFIT - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
POST-EMPLOYMENT BENEFIT
Accumulated at the beginning of the year	R$ 204,788	R$ 141,803	R$ 59,904
Actuarial (gain) loss arising from financial assumptions	(62,807)	88,709	183,156
Actuarial loss (gain) arising from experience adjustment	62,889	(14,319)	(77,112)
Actuarial loss arising from demographic assumptions	(22,116)
Return on investments in the year (excluding interest income)	(2,443)	(11,405)	(24,145)
Accumulated at the end of the year	R$ 180,311	R$ 204,788	R$ 141,803